Income Taxes - Schedule of Components of Deferred Tax Assets (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Income Taxes - Schedule of Components of Deferred Tax Assets (Details) [Line Items]
Balance Beginning	$ 2,640,387		$ 1,731,674
Recognized in the statements of operations			908,713
Balance Ending	1,870,819	$ 240,846	2,640,387
Balance Ending (in Dollars)	1,870,819		2,640,387
Additions	315,355
Utilized during the year	(769,568)
Less: valuation allowance	(315,355)
Net Operating Losses [Member]
Income Taxes - Schedule of Components of Deferred Tax Assets (Details) [Line Items]
Balance Beginning	2,413,898		1,505,185
Recognized in the statements of operations			908,713
Balance Ending	1,789,897	230,428	2,413,898
Balance Ending (in Dollars)	1,789,897		2,413,898
Additions	315,355
Utilized during the year	(624,001)
Less: valuation allowance	(315,355)
Allowance for Expected Credit Losses [Member]
Income Taxes - Schedule of Components of Deferred Tax Assets (Details) [Line Items]
Balance Beginning	226,489		226,489
Recognized in the statements of operations
Balance Ending	80,922	$ 10,418	226,489
Balance Ending (in Dollars)	80,922		$ 226,489
Additions
Utilized during the year	(145,567)
Less: valuation allowance